Bank Borrowings - Loan Facilities (Details)		1 Months Ended
	Feb. 28, 2017 HKD ($) agreement	Nov. 30, 2017 HKD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2017 HKD ($)	Nov. 30, 2015 HKD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Nov. 30, 2015 USD ($)
Revolving loan facility
Bank Borrowings
Term					3 years
Aggregate amount of credit facilities					$ 234,000,000					$ 30,000,000
Amount drawn from the credit facility	$ 20,000,000			$ 20,000,000					$ 2,564,000
Amount due under this facility						$ 0	$ 0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate					1.25%
Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities	$ 546,000,000	$ 400,000,000		$ 546,000,000				$ 51,282,000	70,000,000
Number of facility agreements entered | agreement	2
Unsecured credit facility | Term loan
Bank Borrowings
Term		3 years	3 years
Aggregate amount of credit facilities		$ 210,000,000						26,923,000
Amount of upfront fee		$ 1,575,000	$ 202,000
Unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate		1.50%	1.50%
Unsecured credit facility | Revolving loan facility
Bank Borrowings
Term		18 months	18 months
Aggregate amount of credit facilities		$ 190,000,000						$ 24,359,000
Amount drawn from the credit facility						0	0
Unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate		1.25%	1.25%
First unsecured credit facility | Term loan
Bank Borrowings
Term				18 months
Aggregate amount of credit facilities	$ 156,000,000			$ 156,000,000					20,000,000
First unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate				1.25%
First unsecured credit facility | Revolving loan facility
Bank Borrowings
Term				18 months
Aggregate amount of credit facilities	195,000,000			$ 195,000,000					25,000,000
Amount drawn from the credit facility						0	0
First unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate				1.25%
Second unsecured credit facility | Term loan
Bank Borrowings
Term				18 months
Aggregate amount of credit facilities	78,000,000			$ 78,000,000					10,000,000
Second unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate				1.25%
Second unsecured credit facility | Revolving loan facility
Bank Borrowings
Term				18 months
Aggregate amount of credit facilities	$ 117,000,000			$ 117,000,000					$ 15,000,000
Amount drawn from the credit facility						$ 0	$ 0
Second unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate				1.25%